Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions
Note 9 - Related Party Transactions	The Company paid consulting fees totaling $18,000 and $58,500 to related parties for the three and nine months ended September 30, 2020 (2019: $25,000 and $85,000).	The Company paid consulting fees totaling $120,000 to related parties for the year ended December 31, 2019 (2018: $120,000).